UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06576

                            Scudder Advisor Funds III
                            -------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Lifecycle Long Range Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------


                                                                                      Shares            Value ($)
                                                                                  -------------------------------

Common Stocks 54.8%
Consumer Discretionary 5.8%
Auto Components 0.1%
Cooper Tire & Rubber Co.                                                               2,500              46,425
Dana Corp.                                                                             5,900              88,559
Delphi Corp.                                                                          21,900             101,835
Goodyear Tire & Rubber Co.*                                                           29,800             444,020
Johnson Controls, Inc.                                                                 7,500             422,475
Visteon Corp.                                                                          5,100              30,753
                                                                                                     -----------
                                                                                                       1,134,067

Automobiles 0.1%
Ford Motor Co.                                                                        71,600             733,184
General Motors Corp.                                                                   3,300             112,200
                                                                                                     -----------
                                                                                                         845,384

Distributors 0.0%
Genuine Parts Co.                                                                      6,800             279,412
                                                                                                     -----------
Diversified Consumer Services 0.2%
Apollo Group, Inc., "A"*                                                               6,300             492,786
H&R Block, Inc.                                                                       12,200             711,992
                                                                                                     -----------
                                                                                                       1,204,778

Hotels Restaurants & Leisure 0.8%
Carnival Corp.                                                                        20,500           1,118,275
Darden Restaurants, Inc.                                                               5,600             184,688
Harrah's Entertainment, Inc.                                                           7,000             504,490
Hilton Hotels Corp.                                                                   14,900             355,365
Marriott International, Inc., "A"                                                      7,700             525,294
McDonald's Corp.                                                                      49,300           1,368,075
Starbucks Corp.*                                                                      15,200             785,232
Starwood Hotels & Resorts Worldwide, Inc.                                              8,400             491,988
YUM! Brands, Inc.                                                                     11,200             583,296
                                                                                                     -----------
                                                                                                       5,916,703

Household Durables 0.5%
Black & Decker Corp.                                                                   3,100             278,535
Centex Corp.                                                                           9,800             692,566
Fortune Brands, Inc.                                                                   5,600             497,280
KB Home                                                                                3,200             243,936
Leggett & Platt, Inc.                                                                  7,400             196,692
Newell Rubbermaid, Inc.                                                               25,100             598,384
Pulte Homes, Inc.                                                                      4,600             387,550
Snap-on, Inc.                                                                         12,100             415,030
The Stanley Works                                                                      2,900             132,066
Whirlpool Corp.                                                                        2,600             182,286
                                                                                                     -----------
                                                                                                       3,624,325

Internet & Catalog Retail 0.2%
eBay, Inc.*                                                                           47,300           1,561,373
                                                                                                     -----------
Leisure Equipment & Products 0.0%
Brunswick Corp.                                                                        3,800             164,616
Hasbro, Inc.                                                                           6,500             135,135
                                                                                                     -----------
                                                                                                         299,751

Media 1.6%
Comcast Corp., "A"*                                                                   85,800           2,634,060
Dow Jones & Co., Inc.                                                                  2,800              99,260
Gannett Co., Inc.                                                                        800              56,904
Interpublic Group of Companies, Inc.*                                                 16,500             200,970
McGraw-Hill Companies, Inc.                                                           14,600             646,050
News Corp., "A"                                                                      112,100           1,813,778
Time Warner, Inc.*                                                                   182,200           3,044,562
Univision Communications, Inc., "A"*                                                  11,300             311,315
Viacom, Inc., "B"                                                                     43,100           1,380,062
Walt Disney Co.                                                                       79,400           1,999,292
                                                                                                     -----------
                                                                                                      12,186,253

Multiline Retail 0.7%
Big Lots, Inc.*                                                                       30,400             402,496
Dillard's, Inc., "A"                                                                   2,800              65,576
Family Dollar Stores, Inc.                                                             6,500             169,650
Federated Department Stores, Inc.                                                      6,600             483,648
J.C. Penney Co., Inc.                                                                 10,200             536,316
Kohl's Corp.*                                                                         12,700             710,057
Nordstrom, Inc.                                                                        4,800             326,256
Sears Holdings Corp.*                                                                  5,617             841,820
Target Corp.                                                                          34,300           1,866,263
                                                                                                     -----------
                                                                                                       5,402,082

Specialty Retail 1.3%
AutoNation, Inc.*                                                                      8,700             178,524
AutoZone, Inc.*                                                                        6,200             573,252
Bed Bath & Beyond, Inc.*                                                              11,500             480,470
Best Buy Co., Inc.                                                                    16,600           1,138,096
Circuit City Stores, Inc.                                                              7,400             127,946
Home Depot, Inc.                                                                      83,400           3,244,260
Lowe's Companies, Inc.                                                                30,000           1,746,600
Office Depot, Inc.*                                                                   12,200             278,648
Staples, Inc.                                                                         44,300             944,476
The Gap, Inc.                                                                         29,500             582,625
The Sherwin-Williams Co.                                                               4,800             226,032
Tiffany & Co.                                                                          5,600             183,512
TJX Companies, Inc.                                                                   18,300             445,605
Toys "R" Us, Inc.*                                                                     8,600             227,728
                                                                                                     -----------
                                                                                                      10,377,774

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*                                                                          24,900             835,893
Jones Apparel Group, Inc.                                                              4,700             145,888
NIKE, Inc., "B"                                                                        8,900             770,740
Reebok International Ltd.                                                              8,300             347,189
VF Corp.                                                                               3,900             223,158
                                                                                                     -----------
                                                                                                       2,322,868

Consumer Staples 5.4%
Beverages 1.2%
Anheuser-Busch Companies, Inc.                                                        30,200           1,381,650
Brown-Forman Corp., "B"                                                                3,500             211,610
Coca-Cola Co.                                                                         96,000           4,008,000
Molson Coors Brewing Co., "B"                                                          3,100             192,200
Pepsi Bottling Group, Inc.                                                             7,600             217,436
PepsiCo, Inc.                                                                         65,100           3,510,843
                                                                                                     -----------
                                                                                                       9,521,739

Food & Staples Retailing 1.5%
Costco Wholesale Corp.                                                                18,600             833,652
CVS Corp.                                                                             31,500             915,705
Kroger Co.*                                                                           28,300             538,549
Safeway, Inc.*                                                                        17,400             393,066
SUPERVALU, Inc.                                                                        5,300             172,833
Sysco Corp.                                                                           24,600             890,274
Wal-Mart Stores, Inc.                                                                130,100           6,270,820
Walgreen Co.                                                                          39,700           1,825,803
                                                                                                     -----------
                                                                                                      11,840,702

Food Products 0.6%
Campbell Soup Co.                                                                     12,600             387,702
ConAgra Foods, Inc.                                                                   20,100             465,516
General Mills, Inc.                                                                   14,400             673,776
H.J. Heinz Co.                                                                        13,600             481,712

Kellogg Co.                                                                           13,600             604,384
Sara Lee Corp.                                                                        30,600             606,492
The Hershey Co.                                                                        8,500             527,850
William Wrigley Jr. Co.                                                               12,500             860,500
                                                                                                     -----------
                                                                                                       4,607,932

Household Products 0.9%
Colgate-Palmolive Co.                                                                 20,400           1,018,164
Kimberly-Clark Corp.                                                                  18,600           1,164,174
Procter & Gamble Co.                                                                  96,200           5,074,550
                                                                                                     -----------
                                                                                                       7,256,888

Personal Products 0.4%
Avon Products, Inc.                                                                   18,400             696,440
Gillette Co.                                                                          38,800           1,964,444
                                                                                                     -----------
                                                                                                       2,660,884

Tobacco 0.8%
Altria Group, Inc.                                                                    80,500           5,205,130
Reynolds American, Inc.                                                                4,600             362,480
UST, Inc.                                                                              6,400             292,224
                                                                                                     -----------
                                                                                                       5,859,834

Energy 4.9%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.                                                                    13,200             675,312
BJ Services Co.                                                                        6,300             330,624
Halliburton Co.                                                                       19,700             942,054
Nabors Industries Ltd.*                                                               11,500             697,130
National-Oilwell, Inc.*                                                               12,200             579,988
Noble Corp.                                                                            5,300             326,003
Rowan Companies, Inc.                                                                  4,200             124,782
Schlumberger Ltd.                                                                     22,900           1,739,026
Transocean, Inc.*                                                                     17,400             939,078
                                                                                                     -----------
                                                                                                       6,353,997

Oil, Gas & Consumable Fuels 4.1%
Amerada Hess Corp.                                                                     3,300             351,483
Anadarko Petroleum Corp.                                                               9,200             755,780
Apache Corp.                                                                          12,700             820,420
Burlington Resources, Inc.                                                            21,200           1,171,088
ChevronTexaco Corp.                                                                   66,600           3,724,272
ConocoPhillips                                                                        60,100           3,455,149
Devon Energy Corp.                                                                     1,400              70,966
El Paso Corp.                                                                         25,100             289,152
EOG Resources, Inc.                                                                   15,400             874,720
ExxonMobil Corp.                                                                     247,600          14,229,572
Kerr-McGee Corp.                                                                       4,513             344,387
Kinder Morgan, Inc.                                                                    4,200             349,440
Marathon Oil Corp.                                                                    13,500             720,495
Occidental Petroleum Corp.                                                            15,400           1,184,722
Sunoco, Inc.                                                                           2,700             306,936
Unocal Corp.                                                                          15,700           1,021,285
Valero Energy Corp.                                                                   10,000             791,100
Williams Companies, Inc.                                                              22,300             423,700
XTO Energy, Inc.                                                                      14,100             479,259
                                                                                                     -----------
                                                                                                      31,363,926

Financials 11.1%
Banks 3.5%
AmSouth Bancorp.                                                                      13,700             356,200
Bank of America Corp.                                                                163,700           7,466,357
BB&T Corp.                                                                            21,200             847,364
Comerica, Inc.                                                                         6,500             375,700
Compass Bancshares, Inc.                                                               4,800             216,000
Fifth Third Bancorp.                                                                   4,900             201,929
First Horizon National Corp.                                                           4,800             202,560
Golden West Financial Corp.                                                           11,000             708,180
Huntington Bancshares, Inc.                                                            9,000             217,260
KeyCorp.                                                                              15,900             527,085
M&T Bank Corp.                                                                         3,800             399,608
Marshall & Ilsley Corp.                                                                8,300             368,935
National City Corp.                                                                   23,100             788,172
North Fork Bancorp., Inc.                                                             18,572             521,687
PNC Financial Services Group                                                          11,000             599,060
Regions Financial Corp.                                                               18,000             609,840
Sovereign Bancorp, Inc.                                                               14,200             317,228
SunTrust Banks, Inc.                                                                  13,200             953,568
Synovus Financial Corp.                                                               12,100             346,907
US Bancorp.                                                                           71,200           2,079,040
Wachovia Corp.                                                                        61,400           3,045,440
Washington Mutual, Inc.                                                               42,500           1,729,325
Wells Fargo & Co.                                                                     65,600           4,039,648
Zions Bancorp.                                                                         3,500             257,355
                                                                                                     -----------
                                                                                                      27,174,448

Capital Markets 1.4%
Bank of New York Co., Inc.                                                            30,300             872,034
Bear Stearns Companies, Inc.                                                           4,400             457,336
Charles Schwab Corp.                                                                  44,300             499,704
E*TRADE Financial Corp.*                                                              32,600             456,074
Federated Investors, Inc., "B"                                                         3,700             111,037
Franklin Resources, Inc.                                                               7,700             592,746
Janus Capital Group, Inc.                                                              8,800             132,352
Lehman Brothers Holdings, Inc.                                                        10,700           1,062,296
Merrill Lynch & Co., Inc.                                                             36,700           2,018,867
Morgan Stanley                                                                        42,600           2,235,222
T. Rowe Price Group, Inc.                                                              4,800             300,480
The Goldman Sachs Group, Inc.                                                         17,200           1,754,744
                                                                                                     -----------
                                                                                                      10,492,892

Consumer Finance 0.6%
American Express Co.                                                                  45,600           2,427,288
Capital One Financial Corp.                                                            9,800             784,098
MBNA Corp.                                                                            19,200             502,272
Providian Financial Corp.*                                                            11,500             202,745
SLM Corp.                                                                             16,300             828,040
                                                                                                     -----------
                                                                                                       4,744,443

Diversified Financial Services 2.7%
CIT Group, Inc.                                                                        8,200             352,354
Citigroup, Inc.                                                                      202,300           9,352,329
Countrywide Financial Corp.                                                           31,600           1,220,076
Fannie Mae                                                                            37,700           2,201,680
Freddie Mac                                                                           26,800           1,748,164
JPMorgan Chase & Co.                                                                 136,800           4,831,776
MGIC Investment Corp.                                                                  3,600             234,792
Moody's Corp.                                                                         10,700             481,072
Principal Financial Group, Inc.                                                       11,400             477,660
                                                                                                     -----------
                                                                                                      20,899,903

Insurance 2.5%
ACE Ltd.                                                                              11,200             502,320
AFLAC, Inc.                                                                           19,500             843,961
Allstate Corp.                                                                        31,700           1,894,075
Ambac Financial Group, Inc.                                                            4,200             292,992
American International Group, Inc.                                                   100,900           5,862,290
Aon Corp.                                                                             26,000             651,040
Chubb Corp.                                                                            7,600             650,636
Cincinnati Financial Corp.                                                             6,505             257,338
Hartford Financial Services Group, Inc.                                                  400              29,912
Jefferson-Pilot Corp.                                                                 12,000             605,040
Lincoln National Corp.                                                                 6,800             319,056
Loews Corp.                                                                            6,200             480,500
MBIA, Inc.                                                                             5,300             314,343
MetLife, Inc.                                                                         36,000           1,617,840
Progressive Corp.                                                                     11,200           1,106,672
Prudential Financial, Inc.                                                            25,400           1,667,764
Safeco Corp.                                                                          11,200             608,608
The St. Paul Travelers Companies, Inc.                                                26,200           1,035,686
Torchmark Corp.                                                                        4,100             214,020
UnumProvident Corp.                                                                   11,600             212,512
XL Capital Ltd., "A"                                                                   5,400             401,868
                                                                                                     -----------
                                                                                                      19,568,473

Real Estate 0.4%
Apartment Investment & Management Co., "A" (REIT)                                      3,700             151,404
Archstone-Smith Trust, (REIT)                                                          7,800             301,236
Equity Office Properties Trust, (REIT)                                                15,900             526,290
Equity Residential, (REIT)                                                            20,400             751,128
Plum Creek Timber Co., Inc., (REIT)                                                    7,100             257,730
ProLogis, (REIT)                                                                       7,300             293,752
Simon Property Group, Inc., (REIT)                                                     8,500             616,165
                                                                                                     -----------
                                                                                                       2,897,705

Health Care 7.7%
Biotechnology 0.8%
Amgen, Inc.*                                                                          48,100           2,908,126
Applera Corp. - Applied Biosystems Group                                               7,800             153,426
Biogen Idec, Inc.*                                                                    13,400             461,630
Chiron Corp.*                                                                          5,800             202,362
Genzyme Corp.*                                                                         9,800             588,882
Gilead Sciences, Inc.*                                                                25,500           1,121,745
MedImmune, Inc.*                                                                      22,200             593,184
                                                                                                     -----------
                                                                                                       6,029,355

Health Care Equipment & Supplies 1.5%
Bausch & Lomb, Inc.                                                                    6,300             522,900
Baxter International, Inc.                                                            24,100             894,110
Becton, Dickinson & Co.                                                               16,400             860,508
Biomet, Inc.                                                                           9,800             339,472
Boston Scientific Corp.*                                                              29,200             788,400
C.R. Bard, Inc.                                                                        9,200             611,892
Fisher Scientific International, Inc.*                                                 9,964             646,663
Guidant Corp.                                                                         12,700             854,710
Hospira, Inc.*                                                                         6,100             237,900
Medtronic, Inc.                                                                       47,000           2,434,130
Millipore Corp.*                                                                       1,900             107,787
PerkinElmer, Inc.                                                                      5,100              96,390
St. Jude Medical, Inc.*                                                               21,900             955,059
Stryker Corp.                                                                         14,600             694,376
Thermo Electron Corp.*                                                                 6,300             169,281
Waters Corp.*                                                                          4,600             170,982
Zimmer Holdings, Inc.*                                                                14,000           1,066,380
                                                                                                     -----------
                                                                                                      11,450,940

Health Care Providers & Services 1.7%
Aetna, Inc.                                                                           11,300             935,866
AmerisourceBergen Corp.                                                                9,100             629,265
Cardinal Health, Inc.                                                                  5,400             310,932
Caremark Rx, Inc.*                                                                    25,300           1,126,356
CIGNA Corp.                                                                            8,300             888,349
Express Scripts, Inc.*                                                                 5,800             289,884
HCA, Inc.                                                                             16,300             923,721
Health Management Associates, Inc., "A"                                                9,600             251,328
Humana, Inc.*                                                                          6,300             250,362
Laboratory Corp. of America Holdings*                                                  5,300             264,470
Manor Care, Inc.                                                                       3,300             131,109
McKesson Corp.                                                                        19,400             868,926
Medco Health Solutions, Inc.*                                                         17,100             912,456
Tenet Healthcare Corp.*                                                               45,800             560,592
UnitedHealth Group, Inc.                                                              55,700           2,904,198
WellPoint, Inc.*                                                                      28,800           2,005,632
                                                                                                     -----------
                                                                                                      13,253,446

Pharmaceuticals 3.7%
Abbott Laboratories                                                                   47,300           2,318,173
Allergan, Inc.                                                                         9,000             767,160
Bristol-Myers Squibb Co.                                                              75,900           1,895,982
Eli Lilly & Co.                                                                       32,700           1,821,717
Forest Laboratories, Inc.*                                                            13,200             512,820
Johnson & Johnson                                                                    120,800           7,852,000
King Pharmaceuticals, Inc.*                                                            9,500              98,990
Merck & Co., Inc.                                                                     85,700           2,639,560
Pfizer, Inc.                                                                         266,200           7,341,796
Schering-Plough Corp.                                                                 74,900           1,427,594
Watson Pharmaceuticals, Inc.*                                                         12,800             378,368
Wyeth                                                                                 37,800           1,682,100
                                                                                                     -----------
                                                                                                      28,736,260

Industrials 5.9%
Aerospace & Defense 1.2%
Boeing Co.                                                                            32,100           2,118,600
General Dynamics Corp.                                                                 7,800             854,412
Goodrich Corp.                                                                         4,700             192,512
Honeywell International, Inc.                                                         33,200           1,216,116
L-3 Communications Holdings, Inc.                                                      9,000             689,220
Lockheed Martin Corp.                                                                 15,700           1,018,459
Northrop Grumman Corp.                                                                14,000             773,500
Raytheon Co.                                                                           1,300              50,856
Rockwell Collins, Inc.                                                                 6,900             328,992
United Technologies Corp.                                                             39,800           2,043,730
                                                                                                     -----------
                                                                                                       9,286,397

Air Freight & Logistics 0.5%
FedEx Corp.                                                                           11,700             947,817
Ryder System, Inc.                                                                     2,500              91,500
United Parcel Service, Inc., "B"                                                      43,300           2,994,628
                                                                                                     -----------
                                                                                                       4,033,945

Airlines 0.1%
Delta Air Lines, Inc.*                                                                 5,600              21,056
Southwest Airlines Co.                                                                28,700             399,791
                                                                                                     -----------
                                                                                                         420,847

Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*                                                        10,500              83,265
Cendant Corp.                                                                         40,900             914,933
Equifax, Inc.                                                                          5,100             182,121
Monster Worldwide, Inc.*                                                               4,700             134,796
Pitney Bowes, Inc.                                                                     9,000             391,950
R.R. Donnelley & Sons Co.                                                             18,400             634,984
Robert Half International, Inc.                                                        6,300             157,311
Waste Management, Inc.                                                                22,100             626,314
                                                                                                     -----------
                                                                                                       3,125,674

Construction & Engineering 0.0%
Fluor Corp.                                                                            3,400             195,806
                                                                                                     -----------
Electrical Equipment 0.2%
American Power Conversion Corp.                                                        7,000             165,130
Cooper Industries Ltd., "A"                                                            3,600             230,040
Emerson Electric Co.                                                                  16,200           1,014,606
                                                                                                     -----------
                                                                                                       1,409,776

Industrial Conglomerates 2.4%
3M Co.                                                                                29,900           2,161,770
General Electric Co.                                                                 412,500          14,293,125
Textron, Inc.                                                                          5,300             402,005
Tyco International Ltd.                                                               57,200           1,670,240
                                                                                                     -----------
                                                                                                      18,527,140

Machinery 0.8%
Caterpillar, Inc.                                                                     16,800           1,601,208
Cummins, Inc.                                                                          1,700             126,837
Danaher Corp.                                                                         10,700             560,038
Deere & Co.                                                                            9,600             628,704
Dover Corp.                                                                            7,900             287,402
Illinois Tool Works, Inc.                                                             10,600             844,608
ITT Industries, Inc.                                                                   7,000             683,410
Navistar International Corp.*                                                          2,600              83,200
PACCAR, Inc.                                                                          11,700             795,600
Pall Corp.                                                                             4,800             145,776
Parker-Hannifin Corp.                                                                 10,100             626,301
                                                                                                     -----------
                                                                                                       6,383,084

Road & Rail 0.3%
Burlington Northern Santa Fe Corp.                                                    14,700             692,076
CSX Corp.                                                                              8,400             358,344
Norfolk Southern Corp.                                                                15,700             486,072
Union Pacific Corp.                                                                   10,200             660,960
                                                                                                     -----------
                                                                                                       2,197,452

Information Technology 8.6%
Communications Equipment 1.4%
ADC Telecommunications, Inc.*                                                          4,514              98,270
Andrew Corp.*                                                                          6,300              80,388
Avaya, Inc.*                                                                          18,600             154,752
CIENA Corp.*                                                                          22,400              46,816
Cisco Systems, Inc.*                                                                 248,600           4,750,746
Comverse Technologies, Inc.*                                                           7,800             184,470
Corning, Inc.*                                                                        56,400             937,368
JDS Uniphase Corp.*                                                                   56,400              85,728
Lucent Technologies, Inc.*                                                           172,300             501,393
Motorola, Inc.                                                                        95,400           1,742,004
QUALCOMM, Inc.                                                                        63,500           2,096,135
Scientific-Atlanta, Inc.                                                               5,900             196,293
Tellabs, Inc.*                                                                        17,400             151,380
                                                                                                     -----------
                                                                                                      11,025,743

Computers & Peripherals 2.0%
Apple Computer, Inc.*                                                                 38,900           1,431,909
Dell, Inc.*                                                                           94,100           3,717,891
EMC Corp.*                                                                           118,600           1,626,006
Gateway, Inc.*                                                                        11,600              38,280
Hewlett-Packard Co.                                                                  112,200           2,637,822
International Business Machines Corp.                                                 54,200           4,021,640
Lexmark International, Inc., "A"*                                                      4,900             317,667
NCR Corp.*                                                                             7,300             256,376
Network Appliance, Inc.*                                                              14,200             401,434
QLogic Corp.*                                                                         11,800             364,266
Sun Microsystems, Inc.*                                                              132,500             494,225
                                                                                                     -----------
                                                                                                      15,307,516

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*                                                           16,800             386,736
Jabil Circuit, Inc.*                                                                  18,100             556,213
Sanmina-SCI Corp.*                                                                    20,400             111,588
Solectron Corp.*                                                                      37,800             143,262
                                                                                                     -----------
                                                                                                       1,197,799

Internet Software & Services 0.3%
Yahoo!, Inc.*                                                                         60,600           2,099,790
                                                                                                     -----------
IT Consulting & Services 0.7%
Affiliated Computer Services, Inc., "A"*                                              11,500             587,650
Automatic Data Processing, Inc.                                                       22,700             952,719
Computer Sciences Corp.*                                                              14,900             651,130
Convergys Corp.*                                                                       5,600              79,632
Electronic Data Systems Corp.                                                         20,100             386,925
First Data Corp.                                                                      14,400             578,016
Fiserv, Inc.*                                                                         15,300             657,135
Paychex, Inc.                                                                         24,200             787,710
Sabre Holdings Corp.                                                                   5,100             101,745
SunGard Data Systems, Inc.*                                                           11,200             393,904
Unisys Corp.*                                                                         13,200              83,556
                                                                                                     -----------
                                                                                                       5,260,122

Office Electronics 0.1%
Xerox Corp.*                                                                          37,300             514,367
                                                                                                     -----------
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.*                                                         29,800             516,732
Altera Corp.*                                                                         14,400             285,408
Applied Materials, Inc.                                                               63,900           1,033,902
Applied Micro Circuits Corp.*                                                         11,900              30,464
Broadcom Corp., "A"*                                                                  18,400             653,384
Freescale Semiconductor, Inc., "B"*                                                   15,612             330,662
Intel Corp.                                                                          240,000           6,254,400
KLA-Tencor Corp.                                                                      13,300             581,343
Linear Technology Corp.                                                               12,000             440,280
LSI Logic Corp.*                                                                      26,900             228,381
Maxim Integrated Products, Inc.                                                       12,800             489,088
Micron Technology, Inc.*                                                              23,900             244,019
National Semiconductor Corp.                                                          13,600             299,608
Novellus Systems, Inc.*                                                               15,600             385,476
NVIDIA Corp.*                                                                          6,500             173,680
PMC-Sierra, Inc.*                                                                      7,000              65,310
Teradyne, Inc.*                                                                        7,600              90,972
Texas Instruments, Inc.                                                               64,600           1,813,322
                                                                                                     -----------
                                                                                                      13,916,431

Software 2.2%
Adobe Systems, Inc.                                                                   19,100             546,642
BMC Software, Inc.*                                                                    8,700             156,165
Citrix Systems, Inc.*                                                                  6,500             140,790
Computer Associates International, Inc.                                               20,700             568,836
Compuware Corp.*                                                                      15,100             108,569
Electronic Arts, Inc.*                                                                17,900           1,013,319
Intuit, Inc.*                                                                         14,700             663,117
Mercury Interactive Corp.*                                                            12,200             467,992
Microsoft Corp.                                                                      390,700           9,704,988
Novell, Inc.*                                                                         14,800              91,760
Oracle Corp.*                                                                        172,000           2,270,400
Parametric Technology Corp.*                                                          10,500              66,990
Siebel Systems, Inc.*                                                                 20,100             178,890
Symantec Corp.*                                                                       39,400             856,556
VERITAS Software Corp.*                                                               16,600             405,040
                                                                                                     -----------
                                                                                                      17,240,054

Materials 1.6%
Chemicals 1.0%
Air Products & Chemicals, Inc.                                                         8,900             536,670
Dow Chemical Co.                                                                      45,100           2,008,303
E.I. du Pont de Nemours & Co.                                                         38,700           1,664,487
Eastman Chemical Co.                                                                   9,300             512,895
Ecolab, Inc.                                                                           8,500             275,060
Engelhard Corp.                                                                       16,600             473,930
Hercules, Inc.*                                                                        4,500              63,675
Monsanto Co.                                                                          10,500             660,135
PPG Industries, Inc.                                                                   6,700             420,492
Praxair, Inc.                                                                         12,600             587,160
Rohm & Haas Co.                                                                        7,500             347,550
Sigma-Aldrich Corp.                                                                    2,700             151,308
                                                                                                     -----------
                                                                                                       7,701,665

Construction Materials 0.0%
Vulcan Materials Co.                                                                   4,000             259,960
                                                                                                     -----------
Containers & Packaging 0.1%
Ball Corp.                                                                             4,300             154,628
Bemis Co., Inc.                                                                        4,100             108,814
Pactiv Corp.*                                                                         21,400             461,812
Sealed Air Corp.*                                                                      3,300             164,307
                                                                                                     -----------
                                                                                                         889,561

Metals & Mining 0.4%
Alcoa, Inc.                                                                           33,900             885,807
Allegheny Technologies, Inc.                                                          19,000             419,140
Freeport-McMoRan Copper & Gold, Inc., "B"                                              7,000             262,080
Newmont Mining Corp.                                                                  17,400             679,122
Nucor Corp.                                                                           13,400             611,308
United States Steel Corp.                                                              4,400             151,228
                                                                                                     -----------
                                                                                                       3,008,685

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.                                                               18,100             444,898
                                                                                                     -----------
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.5%
ALLTEL Corp.                                                                          12,700             790,956
AT&T Corp.                                                                            31,200             594,048
BellSouth Corp.                                                                       71,200           1,891,784
CenturyTel, Inc.                                                                       5,100             176,613
Citizens Communications Co.                                                           13,200             177,408
Qwest Communications International, Inc.*                                             65,000             241,150
SBC Communications, Inc.                                                             101,400           2,408,250
Sprint Corp.                                                                          57,500           1,442,675
Verizon Communications, Inc.                                                         107,600           3,717,580
                                                                                                     -----------
                                                                                                      11,440,464

Wireless Telecommunication Services 0.2%
Nextel Communications, Inc., "A"*                                                     43,800           1,415,178
                                                                                                     -----------
Utilities 2.1%
Electric Utilities 1.3%
Allegheny Energy, Inc.*                                                                6,300             158,886
Ameren Corp.                                                                           7,900             436,870
American Electric Power Co., Inc.                                                     24,300             895,941
CenterPoint Energy, Inc.                                                              11,300             149,273
Cinergy Corp.                                                                          7,700             345,114
Consolidated Edison, Inc.                                                              9,500             444,980
DTE Energy Co.                                                                         6,800             318,036
Edison International                                                                  21,100             855,605
Entergy Corp.                                                                          8,300             627,065
Exelon Corp.                                                                          26,000           1,334,580
FirstEnergy Corp.                                                                     12,800             615,808
FPL Group, Inc.                                                                       15,200             639,312
PG&E Corp.                                                                            14,400             540,576
Pinnacle West Capital Corp.                                                            3,800             168,910
PPL Corp.                                                                              7,400             439,412
Progress Energy, Inc.                                                                  9,700             438,828
Southern Co.                                                                          28,900           1,001,963
TECO Energy, Inc.                                                                      8,000             151,280
Xcel Energy, Inc.                                                                     15,700             306,464
                                                                                                     -----------
                                                                                                       9,868,903

Gas Utilities 0.1%
KeySpan Corp.                                                                          6,800             276,760
Nicor, Inc.                                                                            1,700              69,989
NiSource, Inc.                                                                        10,500             259,665
Peoples Energy Corp.                                                                   1,500              65,190
                                                                                                     -----------
                                                                                                         671,604

Independent Power Producers & Energy Traders 0.4%
AES Corp.*                                                                            46,400             760,032
Calpine Corp.*                                                                        20,900              71,060
Constellation Energy Group                                                             6,900             398,061
Duke Energy Corp.                                                                     36,100           1,073,253
Dynegy, Inc., "A"*                                                                    13,000              63,180
TXU Corp.                                                                             11,100             922,299
                                                                                                     -----------
                                                                                                       3,287,885

Multi-Utilities 0.3%
CMS Energy Corp.*                                                                      8,500             128,010
Dominion Resources, Inc.                                                              13,200             968,748
Public Service Enterprise Group, Inc.                                                  9,300             565,626
Sempra Energy                                                                          9,300             384,183
                                                                                                     -----------
                                                                                                       2,046,567


Total Common Stocks (Cost $370,903,914)                                                              423,045,850
                                                                                                     -----------
                                                                                           Principal
                                                                                           Amount ($)   Value ($)

Corporate Bonds 5.5%
Consumer Discretionary 0.7%
Auburn Hills Trust, 12.375%, 5/1/2020                                                113,000             171,085
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                         195,000             221,009
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                   978,000             981,779
Harrah's Operating Co., Inc., 144A, 5.625%, 6/1/2015                               1,110,000           1,130,588
Liberty Media Corp., 5.7%, 5/15/2013                                                 420,000             390,643
Mandalay Resort Group, 6.5%, 7/31/2009 (c)                                           176,000             179,960
MGM MIRAGE, 6.0%, 10/1/2009                                                          345,000             346,725
TCI Communications, Inc., 8.75%, 8/1/2015                                          1,304,000           1,672,744
                                                                                                     -----------
                                                                                                       5,094,533

Energy 0.1%
Enterprise Products Operating LP:
144A, 5.0%, 3/1/2015                                                                 457,000             448,743
7.5%, 2/1/2011                                                                       535,000             601,127
                                                                                                     -----------
                                                                                                       1,049,870

Financials 2.8%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016                                       2,810,000           3,255,048
American General Finance Corp.:
Series H, 4.0%, 3/15/2011                                                            860,000             830,414
Series H, 4.625%, 9/1/2010                                                         1,305,000           1,311,129
Series I, 4.875%, 5/15/2010                                                          885,000             893,580
Duke Capital LLC, 4.302%, 5/18/2006                                                1,357,000           1,359,823
ERP Operating LP, 6.584%, 4/13/2015                                                1,327,000           1,485,153
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048                                      860,000             934,606
Ford Motor Credit Co.:
5.8%, 1/12/2009 (c)                                                                  530,000             503,127
6.875%, 2/1/2006                                                                   3,288,000           3,320,863
General Motors Acceptance Corp., 6.75%, 1/15/2006                                  1,164,000           1,173,184
HSBC Finance Corp.:
4.125%, 3/11/2008                                                                    315,000             314,277
4.126%, 12/15/2008                                                                   345,000             342,785
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                       1,550,000           1,590,943
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015 (c)                             416,000             425,956
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                785,000             924,911
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034                       865,000           1,005,375
Simon Property Group L.P., (REIT), 144A, 4.6%, 6/15/2010                             405,000             405,225
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013                                                                     880,000             879,263
5.125%, 1/15/2015                                                                    550,000             560,203
                                                                                                     -----------
                                                                                                      21,515,865

Health Care 0.2%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                  1,276,000           1,481,528
                                                                                                     -----------
Industrials 0.3%
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                             118,665             127,184
D.R. Horton, Inc.:
5.472%, 6/15/2012                                                                  1,375,000           1,367,438
5.625%, 9/15/2014 (c)                                                                371,000             370,465
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015                                     740,000             730,750
                                                                                                     -----------
                                                                                                       2,595,837

Materials 0.4%
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                    568,000             638,290
8.875%, 5/15/2031                                                                    805,000             996,187
Newmont Mining Corp., 5.875%, 4/1/2035                                               690,000             703,118
Weyerhaeuser Co., 7.375%, 3/15/2032                                                  700,000             825,423
                                                                                                     -----------
                                                                                                       3,163,018

Telecommunication Services 0.2%
Anixter International, Inc., 5.95%, 3/1/2015                                         159,000             157,560
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                          825,000             872,119
SBC Communications, Inc., 6.15%, 9/15/2034 (c)                                       231,000             250,228
                                                                                                     -----------
                                                                                                       1,279,907

Utilities 0.8%
Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/2011                       2,320,000           2,537,502
Pedernales Electric Cooperative, Series 2002-A,
144A, 6.202%, 11/15/2032                                                           1,730,000           2,006,644
TXU Energy Co., 7.0%, 3/15/2013                                                      515,000             574,345
Westar Energy, Inc., 5.95%, 1/1/2035                                                 990,000           1,015,243
                                                                                                     -----------
                                                                                                       6,133,734


Total Corporate Bonds (Cost $40,794,481)                                                              42,314,292
                                                                                                     -----------
Foreign Bonds - US$ Denominated 3.2%
Energy 0.4%
TXU Electricity Ltd., 144A, 7.25%, 12/1/2016                                       2,875,000           3,461,385
                                                                                                     -----------
Financials 0.9%
Barclays Bank PLC, 1.7%, 12/15/2009                                                  610,000             623,176
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                         2,600,000           2,607,860
Mizuho Financial Group, (Cayman), 8.375%, 4/27/2009                                  690,000             754,515
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                             711,562             756,747
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                     345,000             352,845
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                  1,862,000           1,859,093
                                                                                                     -----------
                                                                                                       6,954,236

Industrials 0.9%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                       2,690,000           3,168,900
Tyco International Group SA:
6.75%, 2/15/2011                                                                   2,318,000           2,573,216
6.875%, 1/15/2029                                                                    587,000             700,665
7.0%, 6/15/2028                                                                      563,000             678,974
                                                                                                     -----------
                                                                                                       7,121,755

Materials 0.3%
Celulosa Arauco y Constitucion SA, 144A, 5.625%, 4/20/2015                         1,146,000           1,170,196
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                      975,000           1,041,948
                                                                                                     -----------
                                                                                                       2,212,144

Sovereign Bonds 0.1%
United Mexican States:
Series A, 6.75%, 9/27/2034 (c)                                                       845,000             895,700
8.375%, 1/14/2011                                                                     70,000              81,480
                                                                                                     -----------
                                                                                                         977,180

Telecommunication Services 0.6%
America Movil SA de CV, 5.75%, 1/15/2015                                             750,000             761,522
British Telecommunications PLC, 8.875%, 12/15/2030                                 1,487,000           2,099,130
Telecom Italia Capital, 5.25%, 11/15/2013                                          1,410,000           1,431,439
                                                                                                     -----------
                                                                                                       4,292,091

Total Foreign Bonds - US$ Denominated (Cost $23,255,752)                                              25,018,791
                                                                                                     -----------
Asset Backed 2.4%
Automobile Receivables 0.9%
Drive Auto Receivables Trust:
"A3", Series 2004-1, 144A, 3.5%, 8/15/2008                                         1,515,000           1,504,756
"A4", Series 2002-1, 144A, 4.09%, 1/15/2008                                        1,265,000           1,266,412
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009                                              1,960,422           1,956,766
"A4", Series 2002-2, 4.3%, 3/15/2010                                               1,489,204           1,488,449
"A4", Series 2001-4, 4.92%, 8/15/2007                                                374,320             375,050
"B", Series 2002-1, 5.37%, 1/15/2010                                                 410,626             411,674
                                                                                                     -----------
                                                                                                       7,003,107

Home Equity Loans 1.5%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                 1,348,088           1,394,253
Centex Home Equity, "AF6", Series 2004-D, 4.67%, 9/25/2034                         1,260,000           1,267,099
First Franklin Mortgage Loan Trust NIM, "N1",
Series 2004-FFH4, 144A, 4.212%, 1/21/2035                                          1,831,613           1,831,613
Master ABS NIM Trust, "N1", Series 2005-CI8A, 144A, 4.702%, 2/26/2035              2,036,919           2,029,281
Merrill Lynch Mortgage Investors, Inc., "N1",
Series 2005-NC1N, 144A, 5.0%, 10/25/2035                                           1,938,804           1,938,804
Novastar NIM Trust:
"NOTE", Series 2004-N1, 144A, 4.458%, 2/26/2034                                        5,930               5,928
"NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035                                   1,011,565           1,011,565
Residential Asset Mortgage Products, Inc., "AI3",
Series 2004-RS6, 4.54%, 8/25/2028                                                  2,040,000           2,046,548
                                                                                                     -----------
                                                                                                      11,525,091


Total Asset Backed (Cost $18,590,269)                                                                 18,528,198
                                                                                                     -----------
US Government Agency Sponsored Pass-Throughs 3.5%
Federal Home Loan Mortgage Corp.:
6.0%, 10/1/2033                                                                      745,782             765,222
6.5%, 1/1/2035                                                                     1,269,029           1,315,702
Federal National Mortgage Association:
4.5% with various maturities from 7/1/2018 until 7/1/2033 (g)                      6,093,407           6,018,767
5.0%, 9/1/2033 (g)                                                                   105,000             105,000
5.5% with various maturities from 7/1/2024 until 2/1/2025                          6,545,202           6,679,377
5.732%, 9/1/2014                                                                   2,802,692           3,049,391
6.0% with various maturities from 1/1/2024 until 4/1/2024                          3,108,464           3,202,557
6.26%, 6/1/2009                                                                    1,806,339           1,913,290
6.5% with various maturities from 5/1/2023 until 11/1/2033                         2,794,136           2,902,805
7.13%, 1/1/2012                                                                    1,120,266           1,158,371
9.0%, 11/1/2030                                                                      126,550             139,884
                                                                                                     -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $27,094,489)                                 27,250,366

Commercial and Non-Agency Mortgage-Backed Securities 4.5%
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                 2,049,407           2,128,180
Countrywide Alternative Loan Trust:
"2A1", Series 2005-J6, 5.5%, 7/25/2025                                             1,997,105           2,024,546
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                               444,720             449,928
DLJ Mortgage Acceptance Corp.:
"A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030                                      931,370             972,812
"A1B", Series 1997-CF1, 144A, 7.6%, 5/15/2030                                        712,051             744,732
GMAC Commercial Mortgage Securities, Inc.,
"A3", Series 1997-C1, 6.869%, 7/15/2029                                              604,349             631,072
GMAC Mortgage Corp. Loan Trust, "A2",
Series 2004-J1, 5.25%, 4/25/2034                                                   1,248,448           1,254,507
GS Mortgage Securities Corp. II, "AJ", Series 2005-GG4,
4.782%, 7/10/2039                                                                  2,602,000           2,624,023
Impac Secured Assets Corp., "3A1", Series 2005-1, 4.991%, 7/25/2035                2,080,000           2,080,000
LB-UBS Commercial Mortgage Trust, "A2",
Series 2005-C2, 4.821%, 4/15/2030                                                  1,345,000           1,374,868
Master Adjustable Rate Mortgages Trust:
"B1", Series 2004-13, 3.81%, 12/21/2034                                            1,403,617           1,354,709
"5A1", Series 2004-6, 4.788%**, 7/25/2034                                          1,354,220           1,360,865
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034                395,113             404,220
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                             1,291,877           1,312,877
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                859,342             864,982
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028                  1,770,377           1,785,533
Residential Accredit Loans, Inc., "A3", Series 2004-QS11,
5.5%, 8/25/2034                                                                    1,305,552           1,319,391
Residential Asset Securitization Trust, "A1",
Series 2003-A11, 4.25%, 11/25/2033                                                 1,011,831           1,010,111
Structured Asset Securities Corp., "4A1",
Series 2005-6, 5.0%, 5/25/2035                                                       496,991             500,337
Washington Mutual:
"A6", Series 2004-AR4, 3.808%, 6/25/2034                                           1,410,000           1,387,410
"A6", Series 2004-AR5, 3.856%, 6/25/2034                                           1,475,000           1,450,916
"A6", Series 2003-AR11, 3.985%, 10/25/2033                                         1,315,000           1,300,191
"A6", Series 2003-AR10, 4.074%**, 10/25/2033                                       2,130,000           2,119,438
"4A1", Series 2002-S7, 4.5%, 11/25/2032                                               60,777              60,661
Wells Fargo Mortgage Backed Securities Trust:
"A6", Series 2004-N, 4.0%, 8/25/2034                                               2,060,000           2,055,266
"2A14", Series 2005-AR10, 4.111%**, 6/25/2035                                      2,010,000           2,004,137
                                                                                                     -----------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $34,710,823)                                                                         34,575,712

Collateralized Mortgage Obligations 7.5%
Fannie Mae Grantor Trust:
"A2", Series 2002-T4, 7.0%, 12/25/2041                                             1,158,757           1,223,234
"A2", Series 2002-T16, 7.0%, 7/25/2042                                               945,160             999,873
"A2", Series 2002-T19, 7.0%, 7/25/2042                                               880,563             932,290
Fannie Mae Whole Loan:
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                 1,420               1,417
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                           1,163,188           1,162,130
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                            918,288             918,298
"1A3", Series 2003-W19, 4.783%, 11/25/2033                                         1,012,891           1,010,911
"A2", Series 2004-W4, 5.0%, 6/25/2034                                              1,875,000           1,902,422
"A23", Series 2004-W10, 5.0%, 8/25/2034                                            2,055,000           2,068,282
"2A", Series 2003-W8, 7.0%, 10/25/2042                                             1,242,635           1,316,072
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                834,585             888,107
"5A", Series 2004-W2, 7.5%, 3/25/2044                                              1,133,943           1,218,499
Federal Home Loan Mortgage Corp.:
"PX", Series 2628, 4.0%, 10/15/2016                                                2,025,000           2,006,315
"PB", Series 2727, 4.25%, 4/15/2023                                                1,470,000           1,469,698
"LC", Series 2682, 4.5%, 7/15/2032                                                   900,000             886,590
"PE", Series 2727, 4.5%, 7/15/2032                                                 2,080,000           2,047,878
"TG", Series 2690, 4.5%, 4/15/2032                                                 1,220,000           1,200,719
"HG", Series 2543, 4.75%, 9/15/2028                                                  949,620             952,817
"BG", Series 2640, 5.0%, 2/15/2032                                                 2,330,000           2,336,683
"BG", Series 2869, 5.0%, 7/15/2033                                                   315,000             317,484
"EG", Series 2836, 5.0%, 12/15/2032                                                2,685,000           2,685,832
"JD", Series 2778, 5.0%, 12/15/2032                                                4,015,000           4,049,549
"KD", Series 2915, 5.0%, 9/15/2033                                                 1,460,000           1,458,724
"NE", Series 2921, 5.0%, 9/15/2033                                                 2,080,000           2,079,849
"PD", Series 2783, 5.0%, 1/15/2033                                                 1,300,000           1,303,521
"PE", Series 2864, 5.0%, 6/15/2033                                                 2,080,000           2,084,153
"PE", Series 2378, 5.5%, 11/15/2016                                                1,495,000           1,553,405
"PE", Series 2512, 5.5%, 2/15/2022                                                 1,725,000           1,799,690
"BD", Series 2453, 6.0%, 5/15/2017                                                   958,799             995,451
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044                                               333,994             333,009
"TU", Series 2003-122, 4.0%, 5/25/2016                                             1,690,000           1,690,500
"NE", Series 2004-52, 4.5%, 7/25/2033                                              1,309,000           1,281,752
"HE", Series 2005-22, 5.0%, 10/25/2033                                             1,290,000           1,290,543
"PE", Series 2005-44, 5.0%, 7/25/2033                                                595,000             593,498
"MC", Series 2002-56, 5.5%, 9/25/2017                                                932,831             954,172
"MG", Series 2002-2, 6.0%, 2/25/2017                                               2,391,802           2,484,358
"VD", Series 2002-56, 6.0%, 4/25/2020                                                 37,491              37,898
"A2", Series 1998-M1, 6.25%, 1/25/2008                                             1,076,769           1,116,072
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                               555,312             587,713
FHLMC Structured Pass-Through Securities,
"3A", Series T-41, 7.5%, 7/25/2032                                                 1,579,050           1,683,178
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032                                             1,304,000           1,316,364
"QE", Series 2004-11, 5.0%, 12/16/2032                                             1,955,000           1,953,483

                                                                                                     -----------
Total Collateralized Mortgage Obligations (Cost $57,798,032)                                          58,192,433

Municipal Bonds and Notes 2.5%
California, Urban Industrial Development Agency, Tax Allocation
Civic Recreation, Series 1A, 4.5%, 5/1/2010 (e)                                    2,550,000           2,568,666
Delaware River, DE, Port Authority , Port District
Project, Series A, 7.27%, 1/1/2007 (e)                                               930,000             973,580
Hudson County, NJ, Improvement Authority Lease Revenue,
Weehawken Pershing Road, 5.72%, 3/1/2034 (e)                                         880,000             937,561
Illinois, State General Obligation, 4.95%, 6/1/2023                                1,670,000           1,724,024
Kentucky, Multi-Family Housing Revenue, Housing
Assistance Corp., Series B, 7.2%, 2/1/2006                                            65,000              65,141
Lansing, MI, Water & Sewer Revenue, Board Water & Light
Supply Steam, Series B, 7.3%, 7/1/2006 (e)                                         3,155,000           3,260,913
Mount Laurel Township, NJ, Municipal Utilities Authority
System Revenue, Series B, 3.9%, 7/1/2010 (e)                                         950,000             934,733
San Diego, CA, Redevelopment Agency, Taxable Housing
Allocation, Series C, 5.81%, 9/1/2019 (e)                                          2,300,000           2,452,053
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment &
Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015                    1,985,000           2,195,569
Washington, State Economic Development Finance Authority Revenue,
CSC Tacoma LLC Project:
Series A, 2.5%, 10/1/2007 (e)                                                      3,130,000           3,026,773
Series A, 3.8%, 10/1/2011 (e)                                                      1,105,000           1,079,795
                                                                                                     -----------
Total Municipal Bonds and Notes (Cost $18,718,988)                                                    19,218,808

Government National Mortgage Association 0.5%
Government National Mortgage Association:
6.0% with various maturities from 10/15/2033 until 9/15/2034
(Cost $4,101,498)                                                                  3,966,851           4,090,240
                                                                                                     -----------
US Government Backed 5.3%
US Treasury Bills:
2.771%***, 7/14/2005 (f)                                                             215,000             214,782
3.784%***, 7/21/2005 (f)                                                           5,310,000           5,301,711
US Treasury Bond, 6.0%, 2/15/2026 (c)                                              6,172,000           7,604,577
US Treasury Note:
3.0%, 12/31/2006                                                                   1,320,000           1,307,882
3.375%, 2/15/2008 (c)                                                             11,778,000          11,692,421
3.625%, 7/15/2009                                                                  9,512,000           9,480,420
3.875%, 5/15/2010 (c)                                                                510,000             512,909
4.75%, 5/15/2014 (c)                                                               3,725,000           3,952,575
5.0%, 8/15/2011                                                                      445,000             474,429
                                                                                                     -----------
Total US Government Backed (Cost $40,284,303)                                                         40,541,706

                                                                                      Shares            Value ($)
                                                                                      ------            ---------

Securities Lending Collateral 2.6%
Scudder Daily Assets Fund Institutional, 3.19% (b)(d)
(Cost $20,384,154)                                                                20,384,154          20,384,154
                                                                                                     -----------
Cash Equivalents 7.9%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $60,780,718)                                                                60,780,718          60,780,718
                                                                                                     -----------

                                                                                        % of
                                                                                     Net Assets       Value ($)
                                                                                     ----------       ---------

Total Investment Portfolio  (Cost $717,417,421)                                        100.2         773,941,268
Other Assets and Liabilities, Net                                                       -0.2          -1,886,443
                                                                                                     -----------
Net Assets                                                                             100.0         772,054,825
                                                                                                     ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $20,010,520, which is 2.6% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:

                                              As of % of Total
Insurance Coverage                          Investment Portfolio
-------------------------------------------------------------------
Ambac Financial Group                               0.1
-------------------------------------------------------------------
Financial Security Assurance Inc.                   0.2
-------------------------------------------------------------------
MBIA Corporation                                    1.4
-------------------------------------------------------------------
XL Capital Assurance Inc.                           0.3
-------------------------------------------------------------------

(f) At June 30, 2005 this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Mortgage dollar rolls included.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

                                     Expiration                    Aggregate                              Unrealized
Futures                                 Date       Contracts    Face Value ($)       Value ($)         Appreciation ($)
----------------------------------------------------------------------------------------------------------------------------
10 Year Canada Government Bond        9/21/2005        23            2,180,460         2,186,802                   6,342
----------------------------------------------------------------------------------------------------------------------------
Dax Index                             9/16/2005        61            8,525,398         8,530,724                   5,326
----------------------------------------------------------------------------------------------------------------------------
EOE Dutch Stock Index                 7/15/2005       275           25,149,030        25,591,642                 442,612
----------------------------------------------------------------------------------------------------------------------------
Topix Index                           9/8/2005        329             34,017,222        34,840,005               822,783
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         9/15/2005        1                 298,630           298,875                   245
----------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                              1,277,308
----------------------------------------------------------------------------------------------------------------------------

At June 30, 2005 open futures contracts sold were as follows:
                                                                                                          Unrealized
                                     Expiration                    Aggregate                             Appreciation/
Futures                                 Date       Contracts    Face Value ($)       Value ($)        (Depreciation) ($)
----------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Notes             9/22/2005       477           53,959,175        54,124,594                (165,419)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         9/15/2005        79             23,904,713        23,611,125               293,588
----------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                                   128,169
----------------------------------------------------------------------------------------------------------------------------

As of June 30, 2005, the Fund had the following open forward foreign currency exchange contracts:
                                                                                                          Unrealized
       Contracts to Deliver                               In Exchange For              Date            Appreciation ($)
----------------------------------------------------------------------------------------------------------------------------
EUR                                      7,098,000 USD                 8,635,853     7/28/2005                       37,929
----------------------------------------------------------------------------------------------------------------------------
GBP                                      2,060,000 USD                 3,761,560     7/28/2005                       74,714
----------------------------------------------------------------------------------------------------------------------------
JPY                                    409,706,000 USD                 3,758,771     7/28/2005                       54,978
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                       167,621
----------------------------------------------------------------------------------------------------------------------------

                                                                                                          Unrealized
       Contracts to Deliver                               In Exchange For              Date            Depreciation ($)
----------------------------------------------------------------------------------------------------------------------------
USD                                     31,756,775 AUD                41,315,000     7/28/2005                     (363,712)
----------------------------------------------------------------------------------------------------------------------------
CAD                                      4,846,000 USD                 3,923,887     7/27/2005                      (33,741)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                      (397,453)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------------------------
AUD                                Australian Dollar          GBP                Great British Pounds
----------------------------------------------------------------------------------------------------------------------------
CAD                                Canadian Dollar            JPY                Japanese Yen
----------------------------------------------------------------------------------------------------------------------------
EUR                                Euro                       USD                United States Dollar
----------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Long Range Fund, a series
                                    of Scudder Advisor Funds III


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Lifecycle Long Range Fund, a series
                                    of Scudder Advisor Funds III


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005